EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 1, 2010 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

Tactical Manager Portfolios

AXA Tactical Manager 500 Portfolio-I

AXA Tactical Manager 500 Portfolio-II

AXA Tactical Manager 500 Portfolio-III

AXA Tactical Manager 400 Portfolio-I

AXA Tactical Manager 400 Portfolio-II

AXA Tactical Manager 400 Portfolio-III

AXA Tactical Manager 2000 Portfolio-I

AXA Tactical Manager 2000 Portfolio-II

AXA Tactical Manager 2000 Portfolio-III

AXA Tactical Manager International Portfolio-I

AXA Tactical Manager International Portfolio-II

AXA Tactical Manager International Portfolio-III

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about changes to information regarding certain Portfolios of the Trust.

Effective August 1, 2010, the names of the AXA Tactical Manager 500 Portfolio-II, the AXA Tactical Manager 400 Portfolio –II, the AXA Tactical Manager 2000 Portfolio-II and the AXA Tactical Manager International Portfolio–II are changed as indicated below:

Current Name	New Name
AXA Tactical Manager 500 Portfolio-II	ATM Large Cap Portfolio
AXA Tactical Manager 400 Portfolio-II	ATM Mid Cap Portfolio
AXA Tactical Manager 2000 Portfolio-II	ATM Small Cap Portfolio
AXA Tactical Manager International Portfolio-II	ATM International Portfolio

All references to the Portfolios in this SAI are changed to reflect their new names.

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The section of the SAI “Trust Investment Policies – Non-Fundamental Restrictions” is revised to include the following information;

The ATM Large Cap Portfolio, the ATM Mid Cap Portfolio, the ATM Small Cap Portfolio and the ATM International Portfolio each has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a particular type of investment, as more fully set forth in the Prospectus. Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio to the extent required by SEC rules.

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The second sentence in the third paragraph of the “Portfolio Holdings Disclosure Policy” is revised to include AXA Equitable as an entity to whom the Portfolios provide holdings information.

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The second sentence in the third paragraph of the section of the SAI “Management of the Trust – The Distributors” is deleted and replaced with the following information:

“Under the Class IB Distribution Plan, each Portfolio is authorized to pay the Distributors an annual distribution fee of up to 0.25% of each Portfolio’s average daily net assets attributable to Class IB shares.”

The subsequent sentence of this paragraph is deleted.

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